Inventories (Tables)	6 Months Ended
Jun. 30, 2020
Inventories
Schedule of inventories

	Six Months Ended	Year Ended
	June 30,	December 31,
(in thousands of €)	2020	2019
Raw materials and consumables	€4,977	€—
Inventories in process	—	—
Finished Goods	—	—
	€4,977	€—